CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements

	December 31, 2016
	RMB’000	US$’000

2017	77,290	11,132
2018	43,586	6,278
2019	1,542	222

Total minimum lease payment	122,418	17,632
Less: amount representing interest	(5,616)	(809)

Present value of remaining minimum lease payment	116,802	16,823

Including: current portion	72,851	10,493